Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Types of services or goods	R$ 2,329,057	R$ 1,719,371	R$ 1,201,191
Tuition fees	2,131,776	1,559,094	1,104,252
Other	197,281	160,277	96,939
Timing of revenue recognition	2,329,057	1,719,371	1,201,191
Transferred over time	2,273,578	1,640,889	1,128,558
Transferred at a point in time	55,479	78,482	72,633
Undergrad [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods	2,037,889	1,498,408	1,002,461
Tuition fees	2,023,128	1,486,111	997,055
Other	14,761	12,297	5,406
Timing of revenue recognition	2,037,889	1,498,408	1,002,461
Transferred over time	2,024,373	1,486,111	997,055
Transferred at a point in time	13,516	12,297	5,406
Continuing Education [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods	108,806	72,983	107,197
Tuition fees	108,648	72,983	107,197
Other	158
Timing of revenue recognition	108,806	72,983	107,197
Transferred over time	108,806	72,983	107,197
Transferred at a point in time
Digital Services [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods	189,984	151,958	93,152
Tuition fees
Other	189,984	151,958	93,152
Timing of revenue recognition	189,984	151,958	93,152
Transferred over time	145,939	81,795	24,306
Transferred at a point in time	44,045	70,163	68,846
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Types of services or goods	(7,622)	(3,978)	(1,619)
Tuition fees
Other	(7,622)	(3,978)	(1,619)
Timing of revenue recognition	(7,622)	(3,978)	(1,619)
Transferred over time	(5,540)
Transferred at a point in time	R$ (2,082)	R$ (3,978)	R$ (1,619)